SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED BALANCE SHEETS

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	4,449,399,546	4,206,259,255	660,053,863
Short-term deposits	1,370,229,000	956,355,000	150,072,969
Prepayments	889,759	11,476,260	1,800,876
Other current assets	24,267,221	14,643,964	2,297,958
Amount s due from subsidiaries and VIEs	38,099,544	—	—

Total current assets	5,882,885,070	5,188,734,479	814,225,666
Other non-current assets	—	—	—
Investments in subsidiaries and VIEs	1,118,657,273	1,158,038,640	181,721,531

Total assets	7,001,542,343	6,346,773,119	995,947,197

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	19,118,882	57,801,248	9,070,277
Amount s due to subsidiaries and VIEs	317,218	309,967	48,641
Deferred revenue	12,311,427	12,029,913	1,887,756

Total current liabilities	31,747,527	70,141,128	11,006,674
Non-current liabilities	30,778,568	18,044,867	2,831,633

Total liabilities	62,526,095	88,185,995	13,838,307

Shareholders’ equity (deficit)
Ordinary shares	22,630	23,043	3,616
Treasury share	(695,097,853)	(802,249,761)	(125,890,494)
Additional paid-in capital	10,486,398,881	10,618,537,927	1,666,280,314
Accumulated deficit	(2,863,219,263)	(3,445,102,409)	(540,611,745)
Accumulated other comprehensive income	10,911,853	(112,621,676)	(17,672,801)

Total shareholders’ equity	6,939,016,248	6,258,587,124	982,108,890

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,001,542,343	6,346,773,119	995,947,197

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
General and administrative expenses	(41,464,310)	(63,824,140)	(83,456,188)	(13,096,097)
Research and development expenses	—	(3,787,468)	(2,454,862)	(385,221)
Other operating income (expense), net	6,508,518	13,014,651	(24,367,660)	(3,823,818)
Interest income	148,245,151	116,756,835	33,567,582	5,267,486
Equity (deficit) in equity of subsidiaries and VIE	(73,536,127)	423,338,719	(505,172,018)	(79,272,512)

Net income (loss)	39,753,232	485,498,597	(581,883,146)	(91,310,162)

Other comprehensive income (loss):

Foreign currency translation adjustment	109,300,777	(423,982,137)	(123,533,529)	(19,385,105)

Comprehensive income (loss)	149,054,009	61,516,460	(705,416,675)	(110,695,267)

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	39,753,232	485,498,597	(581,883,146)	(91,310,162)
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	73,536,127	(423,338,719)	505,172,018	79,272,512
Share-based compensation	23,241,480	16,059,123	12,144,578	1,905,749
Changes in operating assets and liabilities:
Prepayments	(789,065)	(51,361)	(10,586,501)	(1,661,254)
Other current assets	3,661,959	32,573,755	9,623,257	1,510,099
Amount s due from subsidiaries and VIEs	(39,995,000)	1,895,888	38,099,544	5,978,650
Accrued expenses and other current liabilities	(4,197,822)	11,474,356	38,682,365	6,070,107
Other liabilities	59,233,306	(16,143,311)	(13,015,215)	(2,042,371)

CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	154,444,217	107,968,328	(1,763,100)	(276,670)
Proceeds from disposal of short-term investments	—	—	1,370,229,000	215,018,831
Purchases of short-term investments	—	(1,370,229,000)	(956,355,000)	(150,072,969)
Investment in subsidiaries	(151,881,863)	(425,088,709)	(424,558,504)	(66,622,494)

CASH USED IN INVESTING ACTIVITIES	(151,881,863)	(1,795,317,709)	(10,684,504)	(1,676,632)
Proceeds on issuance of ordinary shares through IPO	3,422,497,233	—	—	—
Payment of deferred offering costs	(36,249,484)	—	—	—
Repurchase of ordinary shares	(115,273,325)	(579,824,528)	(107,151,908)	(16,814,473)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	3,270,974,424	(579,824,528)	(107,151,908)	(16,814,473)

Effect of foreign exchange rate changes	109,306,264	(424,004,077)	(123,540,779)	(19,386,244)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,382,843,042	(2,691,177,986)	(243,140,291)	(38,154,019)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,757,734,490	7,140,577,532	4,449,399,546	698,207,882

CASH AND CASH EQUIVALENTS AT YEAR END	7,140,577,532	4,449,399,546	4,206,259,255	660,053,863

Supplemental disclosure on non-cash investing and financing activities:
Payable for repurchase of ordinary shares not yet paid	53,293,800	—	—	—
SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
1. Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments— Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Loss from equity in earnings of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3. For the years ended December 31, 2019, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4. Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of
US$1.00= RMB6.3726, as set forth in H.10 statistical release of the Federal Reserve Board on December 3
0
, 2021 The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2021, or at any other rate.